Fixed Assets (Details) - Schedule of Property, Plant, and Equipment Balances - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	$ 242,522	$ 251,846	$ 251,823
Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	117,806	142,114	145,618
Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	11,343	14,020	14,631
Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	51,574	71,155	67,751
Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	61,799	24,557	$ 23,823
Gross balance
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	813,985	813,727
Gross balance | Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	291,710	327,607
Gross balance | Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	11,343	14,020
Gross balance | Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	375,982	371,128
Gross balance | Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	134,950	100,972
Accumulated depreciation
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(571,463)	(561,881)
Accumulated depreciation | Buildings
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(173,904)	(185,493)
Accumulated depreciation | Land
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	0	0
Accumulated depreciation | Equipment
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	(324,408)	(299,973)
Accumulated depreciation | Others
Schedule of Property, Plant, and Equipment Balances [Line Items]
Total	$ (73,151)	$ (76,415)